GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended					6 Months Ended
	Aug. 11, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 21, 2022 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Aug. 06, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Operating loss							$ (14,697)	$ (16,062)
Number of shares issue | shares									41,724,467	41,260,439
Ordinary shares, par value | ₪ / shares									₪ 0.02	₪ 0.02
Aggregate offering price					$ 50,000
Aggregate offering price subsequently reduced					$ 19,450
Issuance of a subsidiary preferred shares to non-controlling interests							9,523
Issuance of a subsidiary ordinary shares to the Company							0
Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			67.00%
ICL Group
Disclosure of detailed information about business combination [line items]
Amount of investment under collaboration agreement	$ 10,000
At Market Offering ATM
Disclosure of detailed information about business combination [line items]
Number of shares issue | shares				726,832		3,803,594			432,500	28,507
Cash inflow from issuing shares		$ 22					$ 347
Ordinary shares, par value | $ / shares				$ 3.64		$ 7.36
Proceeds from issuing shares				$ 2,600		$ 28,000
Weighted average share price | $ / shares		$ 0.77					$ 0.8
Shanghai Healthcare Capital | Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Cash investment			$ 10,000
Amount Of Investment In Financing Round			$ 20,000
Proportion of ownership interest in subsidiary			20.00%
Amount of convertible loans to ordinary shares			$ 10,000
Casterra Ag Ltd [Member]
Disclosure of detailed information about business combination [line items]
Expected future sales to supply castor seeds							$ 9,100
Expected additional future sales to supply castor seeds							2,200
Share premium and other capital reserves
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests							(238)
Issuance of a subsidiary ordinary shares to the Company							(809)
Share premium and other capital reserves | Shanghai Healthcare Capital | Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests			(238,000)
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests							9,761
Issuance of a subsidiary ordinary shares to the Company							$ 809
Non-controlling Interests | Shanghai Healthcare Capital | Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests			9,761,000
Issuance of a subsidiary ordinary shares to the Company			$ 809,000
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash investment											$ 10,000
Ownership percentage held by other entity in subsidiary											27.84%